Segment Information	12 Months Ended
Dec. 31, 2018
Disclosure Of Operating Segments [Abstract]
Segment Information
5.	SEGMENT INFORMATION

5(a)Basis of segments

Each segment engages in business activities which generate revenues and incur expenses. Based upon the information provided to the Company’s chief operating decision maker (“CODM”) to make decisions on resource allocation and operating performance evaluation, the Company has determined that it has three reportable segments.

The Company organizes its business segments along reporting lines and has three operating segments, consisting of the North Asia region, the Thailand region and the Rest of the World (“ROW”) region. The Company considers the economic characteristics similarity in determining the reportable segments.

As the three operating segments exceed the quantitative thresholds, they are also reportable segments. The accounting policies for segment information, including transactions entered between segments are generally the same as those described in the summary of significant accounting policies.

During 2018, CODM changed the measures of profitability by operating segments, replacing gross profit and gross profit margin with operating profit (loss) and operating profit (loss) margin. This change reflects a better explanation of the elements of performance. This change has been applied to comparative figures for 2017 and 2016 presented in this document.

Inter-segment revenues are eliminated upon consolidation and reflected in the “adjustments and eliminations” column. All other adjustments and eliminations are part of detailed reconciliations presented further below.

5(b)Information about reportable segments

Year ended December 31, 2018	North Asia	Thailand	ROW	Total segments	Corporate expense adjustments and eliminations	Consolidated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Revenues
External customers	103,647	213,424	108,869	425,940	—	425,940
Inter-segment	4,076	392	6,308	10,776	(10,776)	—
Segment operating profit/(loss)	5,234	9,539	(2,306)	12,467	(3,143)	9,324
Depreciation and amortization	(829)	(2,836)	(1,333)	(4,998)	(20)	(5,018)
Impairment of property, plant and equipment	—	(11)	—	(11)	—	(11)
Interest income	117	611	42	770	(288)	482
Interest expense	(397)	(748)	(34)	(1,179)	(21)	(1,200)
Income tax (expense)/benefit	(1,212)	(2,152)	384	(2,980)	(906)	(3,886)

Other disclosures
Capital expenditure	1,188	2,859	451	4,498	10	4,508

5.	SEGMENT INFORMATION (continued)

5(b)Information about reportable segments (continued)

Year ended December 31, 2017	North Asia	Thailand	ROW	Total segments	Corporate expense adjustments and eliminations	Consolidated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Revenues
External customers	101,533	206,485	117,197	425,215	—	425,215
Inter-segment	890	1,044	—	1,934	(1,934)	—
Segment operating profit/(loss)	3,256	11,053	1,205	15,514	(3,074)	12,440
Depreciation and amortization	(979)	(2,760)	(1,314)	(5,053)	(3)	(5,056)
Impairment of property, plant and equipment	(213)	(10)	—	(223)	—	(223)
Interest income	51	845	61	957	(81)	876
Interest expense	(428)	(553)	(52)	(1,033)	67	(966)
Income tax (expense)/benefit	(1,395)	(2,727)	(342)	(4,464)	(676)	(5,140)

Other disclosures
Capital expenditure	991	3,332	590	4,913	—	4,913

Year ended December 31, 2016	North Asia	Thailand	ROW	Total segments	Corporate expense adjustments and eliminations	Consolidated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Revenues
External customers	93,931	152,935	137,699	384,565	—	384,565
Inter-segment	2,522	(41)	—	2,481	(2,481)	—
Segment operating profit/(loss)	173	5,463	2,501	8,137	(2,854)	5,283
Depreciation and amortization	(1,423)	(2,689)	(1,439)	(5,551)	(3)	(5,554)
Impairment of property, plant and equipment	(1,132)	(1,392)	—	(2,524)	—	(2,524)
Interest income	34	1,022	97	1,153	(108)	1,045
Interest expense	(692)	(282)	(86)	(1,060)	98	(962)
Income tax (expense)/benefit	2,844	(2,059)	(538)	247	(757)	(510)

Other disclosures
Capital expenditure	697	4,198	275	5,170	—	5,170

Adjustments and eliminations

Corporate expenses, gain on disposal of investment, and share of gain (loss) of associates are not allocated to individual segments as the underlying instruments are managed on a group basis.

Capital expenditure consists of additions of property, plant and equipment, and intangible assets.

5.	SEGMENT INFORMATION (continued)

5(c)Reconciliation of segment operating profit (loss)

	For the year ended December 31,
	2018	2017	2016
	US$’000	US$’000	US$’000
Segment operating profit	12,467	15,514	8,137
Corporate expenses	(3,143)	(3,074)	(2,854)
	9,324	12,440	5,283
Other operating income	805	5,084	5,441
Other operating expenses	(1,445)	(909)	(3,386)
Operating profit	8,684	16,615	7,338
Finance costs	(1,378)	(1,221)	(1,147)
Finance income	482	876	1,045
Share of loss of associates	(3)	(3)	(710)
Impairment of investment in associates	—	—	(126)
Loss on liquidation of subsidiary	—	(261)	—
Exchange gain / (loss)	1,741	2,784	(38)
Other income	1,817	214	267
Other expense	(11)	(336)	(94)
Profit/(loss) before tax	11,332	18,668	6,535

5(d)Segment assets and liabilities

					Corporate
					adjustments
	North Asia	Thailand	ROW	Total segments	and eliminations	Consolidated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
As of December 31, 2018
Total assets	54,250	173,398	70,574	298,222	7,576	305,798
Total liabilities	20,169	42,887	14,015	77,071	6,911	83,982
As of December 31, 2017
Total assets	63,853	181,232	85,838	330,923	3,920	334,843
Total liabilities	28,928	55,877	21,647	106,452	5,565	112,017

Reconciliation of assets:

	As of December 31,
	2018	2017
	US$’000	US$’000
Segment operating assets	298,222	330,923
Corporate and other assets	2,869	2,916
Investment in associates	864	861
Deferred tax assets	3,919	3,022
Inter-segment elimination	(76)	(2,879)
Total assets	305,798	334,843
5.	SEGMENT INFORMATION (continued)

5(d)Segment assets and liabilities (continued)

Reconciliation of liabilities:

	As of December 31,
	2018	2017
	US$’000	US$’000
Segment operating liabilities	77,071	106,452
Corporate liabilities	3,019	5,287
Deferred tax liabilities	3,925	3,154
Inter-segment elimination	(33)	(2,876)
Total liabilities	83,982	112,017

5(e)Disaggregated revenues and geographical information

The Company’s disaggregated revenues transitioned from reporting of Manufactured Products, Distributed Products and SDI segments in 2017 to reporting of Power, Enamel and Others product lines in 2018. The updated reporting of results best reflects the relevant information and granularity desired by all stakeholders to conduct decisions and operations. Reported results of Power, Enamel and Others product lines provide improved understanding and insight to the performance of the Company and its products and services.

Revenue from external customers is summarized as the following major categories:

Year ended December 31, 2018	North Asia	Thailand	ROW	Total segments	Corporate expense adjustments and eliminations	Consolidated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Revenue from external customers
Power	—	64,771	92,130	156,901	—	156,901
Enamel	103,647	114,247	—	217,894	—	217,894
Others*	—	34,406	16,739	51,145	—	51,145
	103,647	213,424	108,869	425,940	—	425,940
Timing of revenue recognition
At a point in time	103,647	213,212	92,133	408,992	—	408,992
Over time	—	212	16,736	16,948	—	16,948
	103,647	213,424	108,869	425,940	—	425,940
* includes revenues from SDI service contracts, fabrication service contracts, and sale of other wires and cables products.
5.	SEGMENT INFORMATION (continued)

5(e)Disaggregated revenues and geographical information (continued)

	Year ended December 31,
	2017	2016
	US$’000	US$’000
Manufactured Products	361,853	296,075
Distributed Products	41,985	75,200
SDI	21,377	13,290
Total Revenue	425,215	384,565

Revenue from external customers is attributed to individual countries based on the customer’s country of domicile and is summarized as follows:

	For the year ended December 31,
	2018	2017	2016
	US$’000	US$’000	US$’000
Revenues from external customers
Thailand	154,207	158,565	110,569
Singapore	63,781	76,453	105,431
Australia	37,594	34,901	27,918
China	111,917	108,561	96,956
India	45,008	31,291	31,212
Southeast Asia	13,339	15,394	12,465
Northeast Asia	94	50	14
	425,940	425,215	384,565

Countries in the Southeast Asia region include Cambodia, Vietnam, Indonesia, India, Laos, Malaysia and Myanmar; countries in the Northeast Asia region include Japan and South Korea.

Major customer information

Revenue from one customer amounted to $37,197 (2017: $36,518; 2016: $53,465) represent 8.73% (2017: 8.59%; 2016: 13.9%), arising from sales in the ROW segment.

Non-current assets information

The total non-current assets other than financial instruments and deferred tax assets broken down by the country of domicile are summarized as follow:

	As of December 31,
	2018	2017
	US$’000	US$’000
Non-current assets by country:
Thailand	28,407	28,140
Singapore	5,868	6,831
China	6,592	6,333
Australia	2,684	2,984
Other	54	6
Total non-current assets	43,605	44,294